Consolidated statement of changes in equity - EUR (€) € in Thousands	Total	Share Capital	Share Premium Reserve	Treasury Shares	Cash flow Hedge Reserve	Reserve for Actuarial Gains / (Losses)	Foreign Currency Translation Reserve	Retained Earnings and Other Reserve	Equity Attributable to Equity Holders of the Parent	Non-Controlling Interests
Beginning Balance at Dec. 31, 2018	€ 231,397	€ 20,002		€ (26,189)	€ (2,112)	€ (203)	€ (14,854)	€ 254,919	€ 231,563	€ (166)
Other comprehensive income	1,531				(684)	(320)	2,523		1,519	12
Net Profit	38,707							39,201	39,201	(494)
Total Comprehensive Income	40,238				(684)	(320)	2,523	39,201	40,720	(482)
Dividends	(6,170)							(6,170)	(6,170)
Acquisition of non-controlling interests	(24)							(621)	(621)	598
Other	(2)							(2)	(2)
Total effects	(6,196)							(6,793)	(6,793)	598
Ending Balance at Dec. 31, 2019	265,439	20,002		(26,189)	(2,796)	(523)	(12,331)	287,327	265,490	(50)
Other comprehensive income	(23,290)				(549)	(152)	(22,580)		(23,281)	(9)
Net Profit	78,597							78,513	78,513	84
Total Comprehensive Income	55,307				(549)	(152)	(22,580)	78,513	55,232	75
Dividends	(8,900)							(8,900)	(8,900)
Acquisition of non-controlling interests	(1,760)							(1,381)	(1,381)	(379)
Other	54							54	54
Total effects	(10,606)							(10,227)	(10,227)	(379)
Ending Balance at Dec. 31, 2020	310,140	20,002		(26,189)	(3,345)	(675)	(34,911)	355,613	310,495	(355)
Other comprehensive income	14,241				2,068	(70)	12,231		14,229	12
Net Profit	134,269							134,321	134,321	(52)
Total Comprehensive Income	148,510				2,068	(70)	12,231	134,321	148,550	(40)
Dividends	(11,200)							(11,200)	(11,200)
Capital increase	412,259	1,696	€ 410,563						412,259
Transaction costs on capital increase	(27,962)		(27,962)						(27,962)
Taxes relating to capital increase costs	6,711		6,711						6,711
Other	3,201			(1,551)				4,772	3,221	(20)
Total effects	383,009	1,696	389,312	(1,551)				(6,428)	383,029	(20)
Ending Balance at Dec. 31, 2021	€ 841,659	€ 21,698	€ 389,312	€ (27,740)	€ (1,277)	€ (745)	€ (22,680)	€ 483,506	€ 842,074	€ (415)